Equity (Details) - Schedule of stock option assumptions - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of stock option assumptions [Line Items]
Expected option term (years)	5 years 6 months	5 years 6 months	5 years 1 month 6 days
Employee Stock
Equity (Details) - Schedule of stock option assumptions [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value (in Dollars per share)	$ 9,750	$ 7,420	$ 14,750
Employee Stock | Minimum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	4.10%	3.60%	1.30%
Expected share price volatility	61.00%	60.30%	58.70%
Employee Stock | Maximum [Member]
Equity (Details) - Schedule of stock option assumptions [Line Items]
Risk-free interest rate	4.70%	3.90%	1.30%
Expected share price volatility	61.20%	61.40%	58.70%